VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 85,048,921	$ 12,161,834	¥ 42,069,270
Operating expenses	40,920,419	5,851,542	40,254,584
Net loss	5,823,015	832,681	20,588,329
VIE
Variable Interest Entity [Line Items]
Revenue	85,048,921	12,161,834	42,069,270
Operating expenses	23,503,176	3,360,909	26,163,114
Net loss	¥ 5,203,966	$ 744,157	¥ 12,484,924